Investments in equity accounted units - Additional information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in equity accounted units [Line Items]
Investments in equity accounted units with shares listed on recognised stock exchanges	$ 0	$ 0
Net debt of the group	(664,000,000)	(3,651,000,000)	$ 255,000,000
Investment in equity accounted units
Disclosure of Investments in equity accounted units [Line Items]
Investments in equity accounted units with shares listed on recognised stock exchanges	0	0
Net debt of the group	$ (931,000,000)	$ (1,248,000,000)